Average Annual Total Returns - SA JPMorgan Emerging Markets Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	MSCI Emerging Markets Index (net) 1 Year	MSCI Emerging Markets Index (net) 5 Years	MSCI Emerging Markets Index (net) 10 Years
Total	16.40%	12.34%	2.05%	16.31%	12.20%	1.90%	16.11%	12.06%	1.79%	18.31%	12.81%	3.63%